Warrants Liability - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of warrants outstanding at beginning	525,621
Exercise Price
Number of warrants outstanding at ending		525,621
Series A Warrants [Member]
Number of warrants outstanding at beginning	525,621
Exercise Price	$ 7.73	$ 7.73
Expiration Date	May 27, 2018	May 27, 2018
Number of warrants outstanding at ending		525,621
Series B Warrants [Member]
Number of warrants outstanding at beginning
Exercise Price	$ 7.09	$ 7.09
Expiration Date	Mar. 15, 2016	Mar. 15, 2016
Number of warrants outstanding at ending